ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	2022	2021

Accounts Payable	$6,005,745	$4,342,622
Accrued Liabilities	12,603,940	2,567,142
Accrued Payroll and Related Liabilities	2,089,259	1,707,744
Sales Tax and Cannabis Taxes	1,270,572	1,319,652
Total Accounts Payable and Accrued Liabilities	$21,969,516	$9,937,160